Salaries, wages and benefits (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Salaries, wages, bonus, and allowances	¥ 58,628
Housing funds	2,954
Defined contribution benefits	5,015
Welfare and other expenses	2,104
Share-based compensation (Note 22)	10,514
Total employee benefits expense	¥ 79,215			¥ 1,187,738
Predecessor
Disclosure of defined benefit plans [line items]
Salaries, wages, bonus, and allowances			¥ 1,057,454	923,782	¥ 800,281
Housing funds			77,732	71,632	64,953
Defined contribution benefits			136,514	129,338	109,629
Welfare and other expenses			40,375	44,568	42,692
Share-based compensation (Note 22)			34,403	18,418	22,850
Total employee benefits expense		¥ 1,346,478	¥ 1,346,478	¥ 1,187,738	¥ 1,040,405